Interest Income and Expense (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended												For the nine months ended
	July 31, 2026				April 30, 2026				July 31, 2025				July 31, 2026				July 31, 2025
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$12,470		$8,107		$11,676		$7,519		$12,468		$8,570		$36,077		$23,319		$38,191		$27,271
Measured at FVOCI (1)	1,283		–		1,172		–		1,415		–		3,649		–		4,212		–
	13,753		8,107		12,848		7,519		13,883		8,570		39,726		23,319		42,403		27,271
Other	274	(2)	54	(3)	247	(2)	55	(3)	237	(2)	57	(3)	727	(2)	165	(3)	984	(2)	180	(3)
Total	$14,027		$8,161		$13,095		$7,574		$14,120		$8,627		$40,453		$23,484		$43,387		$27,451
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended July 31, 2026 – $38 (April 30, 2026 – $39; July 31, 2025 – $30) and for the nine months ended July 31, 2026 – $108 (July 31, 2025 – $93) and insurance finance expense for the three months ended July 31, 2026 – $8 (April 30, 2026 – $8; July 31, 2025 – $8) and for the nine months ended July 31, 2026 – $24 (July 31, 2025 – $25).